Leases - Schedule of Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Jan. 01, 2022
Lessee Assets [Abstract]
Operating lease right-of-use assets	$ 6,535	$ 6,700
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other noncurrent assets	Other noncurrent assets
Financing lease right-of-use assets	$ 178,819
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, plant and equipment, net
Lessee Liabilities [Abstract]
Operating lease liabilities, current portion	$ 132	$ 200
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other
Operating lease liabilities, net of current portion	$ 1,150	$ 1,200
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other noncurrent liabilities
Finance lease liabilities, current portion	$ 34,405
Finance lease liabilities, net of current portion	$ 56,494